UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act File Number: 811-21419

                                SPARX Funds Trust
                                -----------------
               (Exact name of registrant as specified in charter)

                  360 Madison Avenue, New York, New York, 10017
               (Address of principal executive offices)(zip code)


                               James W. Cox, Esq.
                     SPARX Investment & Research, USA, Inc.
                               360 Madison Avenue
                            New York, New York 10017
                     (Name and address of agent for service)

                                    Copy to:
                                Janna Manes, Esq.
                            Strook Strook & Lavan LLP
                                 180 Maiden Lane
                               New York, NY 10038

       Registrant's telephone number, including area code: (212) 452-5000

                       Date of fiscal year end: October 31
                                                ----------
                     Date of reporting period: July 31, 2005
                                               -------------

ITEM 1.  SCHEDULE OF INVESTMENTS

SPARX Japan Fund
Statement of Investments
July 31, 2005 (Unaudited)

                                SPARX Japan Fund
                            Portfolio of Investments
                                  July 31, 2005
                                   (Unaudited)

   SHARES                                                                VALUE
   ------                                                                -----
            COMMON STOCKS                            91.3%

            BANKS                                     8.7%
    17,000  Hokuhoku Financial Group, Inc.                               $48,972
        53  Mizuho Financial Group, Inc.                                 239,652
       105  Sumitomo Mitsui Financial Group, Inc.                        693,913
     2,000  The Aichi Bank, Ltd.                                         184,794
    23,000  The Bank of Nagoya, Ltd.                                     133,744
    26,000  The Juroku Bank, Ltd.                                        148,174
                                                                     -----------
                                                                       1,449,249
                                                                     -----------
            CHEMICALS                                 2.1%
        43  Dr. Ci:Labo Co., Ltd.                                         65,579
    18,000  Harima Chemicals, Inc.                                       117,833
    33,000  Takasago International Corp.                                 160,107
                                                                     -----------
                                                                         343,519
                                                                     -----------
            COMMUNICATION                             7.2%
    12,100  Computer Engineering & Consulting Ltd.                       135,757
     4,600  Fuji Soft ABC, Inc.                                          142,359
    14,000  Hitachi Systems & Services, Ltd.                             239,732
    10,400  NS Solutions Corp.                                           227,710
     8,000  Square Enix Co., Ltd.                                        227,603
        50  Starcat Cable Network Co., Ltd.                               56,187
    10,000  Zenrin Co., Ltd.                                             166,600
                                                                     -----------
                                                                       1,195,948
                                                                     -----------
            ELECTRIC POWER & GAS                      0.9%
    37,000  Toho Gas Co., Ltd.                                           153,775
                                                                     -----------
            ELECTRICAL APPLIANCES                    11.1%
     9,600  Cosel Co., Ltd.                                              267,130
    26,800  Densei-Lambda K.K.                                           361,397
    25,000  Konica Minolta Holdings, Inc.                                229,208
     4,700  Nidec Copal Electronics Corp.                                 41,666
    14,100  Nidec Copal Electronics Corp.*+                              125,124
     3,200  Nidec Corp.                                                  347,041
    49,000  Oki Electric Industry Co., Ltd.                              161,694
     4,900  Omron Corp.                                                  104,883
    12,000  Sanken Electric Co., Ltd                                     139,880
     9,000  Zojirushi Corp.                                               65,418
                                                                     -----------
                                                                       1,843,441
                                                                     -----------
            FOODS                                     2.0%
    50,000  Marukin Chuyu Co., Ltd.                                      156,968
    60,000  Morinaga & Co., Ltd.                                         171,773
                                                                     -----------
                                                                         328,741
                                                                     -----------
            GLASS & CERAMICS PRODUCTS                 2.5%
    12,000  Nippon Electric Glass Co., Ltd.                              180,656
    80,000  Taiheiyo Cement Corp.                                        232,598
                                                                     -----------
                                                                         413,254
                                                                     -----------
            MACHINERY                                 5.9%
    20,500  Hitachi Construction Machinery Co., Ltd.                     280,464
    38,000  Komatsu, Ltd.                                                359,581
    15,800  THK Co., Ltd.                                                350,876
                                                                     -----------
                                                                         990,921
                                                                     -----------

                                SPARX Japan Fund
                            Portfolio of Investments
                                  July 31, 2005
                                   (Unaudited)

   SHARES                                                                VALUE
   ------                                                                -----
            COMMON STOCKS (CONTINUED)

            METAL PRODUCTS                            0.7%
    14,000  NHK Spring Co., Ltd.                                        $113,124
                                                                     -----------
            NONFERROUS METALS                         1.1%
    27,000  Sumitomo Metal Mining Co., Ltd.                              187,104
                                                                     -----------
            OTHER FINANCIAL BUSINESS                  3.1%
   100,000  Orient Corp.*                                                373,690
     2,300  Takefuji Corp.                                               149,333
                                                                     -----------
                                                                         523,023
                                                                     -----------
            OTHER PRODUCTS                            7.4%
     5,100  Arrk Corp.                                                   244,254
    21,800  Bandai Co., Ltd.                                             477,315
    19,000  Banpresto Co., Ltd.                                          361,784
     4,900  Fuji Seal International, Inc.                                152,517
                                                                     -----------
                                                                       1,235,870
                                                                     -----------
            PHARMACEUTICALS                           1.5%
    39,000  Nippon Chemiphar Co., Ltd.*                                  244,522
                                                                     -----------
            PRECISION INSTRUMENTS                     1.5%
    13,400  Citizen Watch Co., Ltd.                                      118,792
     1,000  Hoya Corp.                                                   123,612
                                                                     -----------
                                                                         242,404
                                                                     -----------
            REAL ESTATE SERVICES                      3.2%
    17,000  Mitsui Fudosan Co., Ltd.                                     194,221
    13,800  Relo Holdings, Inc.                                          189,538
     8,580  Shoei Co., Ltd.                                              145,391
                                                                     -----------
                                                                         529,150
                                                                     -----------
            RETAIL TRADE                              8.1%
     4,800  Fast Retailing Co., Ltd.                                     282,114
     1,200  Fujikyu Corp.                                                 30,716
       500  Hurxley Corp.                                                  9,565
        24  Link Theory Holdings Co., Ltd.                               267,559
     5,400  NAFCO Co., Ltd.                                              154,114
     7,700  Otsuka Kagu. Ltd.                                            184,731
     4,100  Plenus Co., Ltd.                                             135,295
     9,100  Segami Medics Co., Ltd.                                      189,101
     4,000  Seijo Corp.                                                   89,186
                                                                     -----------
                                                                       1,342,381
                                                                     -----------
            RUBBER PRODUCTS                           1.5%
     9,000  Bridgestone Corp.                                            176,589
    17,000  The Yokohama Rubber Co., Ltd.                                 75,505
                                                                     -----------
                                                                         252,094
                                                                     -----------
            SERVICES                                  8.5%
     2,200  Aucnet, Inc.                                                  42,872
        54  DIP Corp.*                                                   139,184
        50  Gendai Agency, Inc.                                          202,007
       139  Intelligence, Ltd.                                           375,625
        33  People Staff Co., Ltd.                                        69,752
       200  Round One Corp.                                              511,929
    20,000  Wesco Inc.                                                    79,911
                                                                     -----------
                                                                       1,421,280
                                                                     -----------

                                SPARX Japan Fund
                            Portfolio of Investments
                                  July 31, 2005
                                   (Unaudited)

   SHARES                                                                VALUE
   ------                                                                -----
            COMMON STOCKS (CONTINUED)

            TEXTILES & APPAREL                        2.2%
    33,000  Japan Vilene Co., Ltd.                                      $202,783
     5,000  Sanei-International Co., Ltd.                                170,346
                                                                     -----------
                                                                         373,129
                                                                     -----------
            TRANSPORT EQUIPMENT                       4.3%
     4,700  Denso Corp.                                                  113,806
    37,000  Kayaba Industry Co., Ltd.                                    132,985
    10,000  Nippon Cable System, Inc.                                    136,455
     5,800  NOK Corp.                                                    147,942
    37,000  T. RAD Co., Ltd.                                             180,504
                                                                     -----------
                                                                         711,692
                                                                     -----------
            WAREHOUSING & HARBOR
            TRANSPORTATION SERVICES                   0.3%
     2,500  Kintetsu World Express, Inc.                                  46,934
                                                                     -----------
            WHOLESALE TRADE                           7.5%
    42,000  BMB Corp.                                                    200,027
        40  Chip One Stop, Inc.*                                         124,147
    10,000  Cross Plus, Inc.                                             213,601
    10,900  Daiichikosho Co., Ltd.                                       198,314
    15,200  Japan Medical Dynamic Marketing, Inc.                        166,065
     4,800  Misumi Corp.                                                 157,538
    20,000  Wakita & Co., Ltd.                                           187,291
                                                                     -----------
                                                                       1,246,983
                                                                     -----------

            TOTAL COMMON STOCKS  (Cost $14,144,000)                   15,188,538
                                                                     -----------
            SHORT-TERM INVESTMENTS
PRINCIPAL
  AMOUNT    VARIABLE RATE DEMAND NOTE                                    VALUE
----------                                                               -----
            UMB Bank Money Market Fiduciary, 1.72%    8.7%
$1,446,228    (Cost $1,446,228)                                        1,446,228
                                                                     -----------
            TOTAL INVESTMENTS
              (Cost $15,590,228)                    100.0%            16,634,766

            CASH AND OTHER ASSETS LESS LIABILITIES    0.0%                 6,355
                                                                     -----------
            NET ASSETS                              100.0%           $16,641,121
                                                                     ===========


------------------------------------------------------------------------------------------------
FORWARD CURRENCY CONTRACT OPEN AT JULY 31, 2005
------------------------------------------------------------------------------------------------

                                 CONTRACT AMOUNT
                                 ---------------                      CURRENCY        UNREALIZED
SETTLEMENT DATE           RECEIVE               DELIVER                VALUE             LOSS
------------------------------------------------------------------------------------------------
August 31, 2005      1,684,279,174 JPY        $15,029,725 USD       $15,072,456       ($42,731)
------------------------------------------------------------------------------------------------




------------------------------------------------------------------------------------------------
SUMMARY OF INVESTMENTS BY COUNTRY
------------------------------------------------------------------------------------------------

                                         PERCENT OF
                                         INVESTMENT
COUNTRY                                  SECURITIES                                    VALUE
------------------------------------------------------------------------------------------------
Japan                                         91.3%                                 $15,188,538
United States                                  8.7                                    1,446,228
------------------------------------------------------------------------------------------------
Total                                        100.0%                                 $16,634,766
------------------------------------------------------------------------------------------------



*  Non-income producing.
+  When-issued security.

Federal Income Tax Information

At July 31, 2005, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

             Cost of Investments                          $ 15,689,561
                                                            ==========

             Gross Unrealized Appreciation                $  1,476,066
             Gross Unrealized Depreciation                    (530,861)
                                                          ------------

             Net Unrealized Appreciation
               on Investments                             $    945,205
                                                          ============

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

ITEM 2.  CONTROLS AND PROCEDURES

a) The Registrant's principal executive officer and principal financial officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "Act")) as of a date within 90 days of the filing of this report and have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized, reported and made known to them by others within the Registrant and by the Registrant's service providers.

b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act that occurred during the Registrant's last fiscal quarter that materially affected, or were reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS

(a) Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Act pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

         Exhibit                    Description of Exhibit
         -------                    ----------------------
         A                          Certificate of Principal Executive Officer
         B                          Certificate of Principal Financial Officer

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SPARX Funds Trust

By:   /s/ Takashi Tsuchiya
      --------------------
         Takashi Tsuchiya
         Principal Executive Officer

Date:    September 23, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Takashi Tsuchiya
--------------------
Takashi Tsuchiya
Principal Executive Officer

September 23, 2005

/s/ Erik C. Kleinbeck
---------------------
Erik C. Kleinbeck
Principal Financial Officer

September 23, 2005